FRANKLIN TEMPLETON AGGRESSIVE MODEL PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedules of investments (unaudited)	March 31, 2022

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.5%
DOMESTIC EQUITY - 77.5%
American Funds Insurance Series:
Growth Fund, Class 1A		111,343	$12,852,311
Washington Mutual Investors Fundsm, Class 1A		1,034,030	18,198,937
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		348,629	9,360,680
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		208,351	32,859,005
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares		285,674	16,740,499	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,468,684	26,608,881
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		1,281,716	18,490,673	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		429,857	6,671,257
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		1,016,747	32,637,280
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		546,480	18,044,890
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		994,814	25,705,997
Variable Insurance Products Fund II - VIP Contrafund® Portfolio, Initial Class		119,409	5,805,669	(c)
Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio, Initial Class		106,619	6,129,518

TOTAL DOMESTIC EQUITY			230,105,597

FOREIGN EQUITY - 13.4%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares		346,101	15,917,171
Janus Aspen Series - Janus Henderson VIT Global Research Portfolio, Institutional Shares		176,560	11,702,385
Variable Insurance Products Fund - VIP Emerging Markets Portfolio, Initial Class		1,116,223	12,278,460

TOTAL FOREIGN EQUITY			39,898,016

DOMESTIC FIXED INCOME - 7.6%
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		1,998,534	22,423,547

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $290,027,048)			292,427,160

	RATE
SHORT-TERM INVESTMENTS - 1.3%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $3,897,535)	0.195%	3,897,535	3,897,535

TOTAL INVESTMENTS - 99.8% (Cost - $293,924,583)			296,324,695
Other Assets in Excess of Liabilities - 0.2%			525,840

TOTAL NET ASSETS - 100.0%			$296,850,535

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2022 Quarterly Report	1

FRANKLIN TEMPLETON MODERATELY AGGRESSIVE MODEL PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedules of investments (unaudited)	March 31, 2022

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.6%
DOMESTIC EQUITY - 63.2%
American Funds Insurance Series:
Growth Fund, Class 1A		293,632	$33,893,945
Washington Mutual Investors Fundsm, Class 1A		3,827,221	67,359,094
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		770,046	20,675,739
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		749,428	118,192,241
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares		1,016,726	59,580,135	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		3,157,162	57,199,884
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		2,539,010	36,629,025	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		1,826,177	28,341,724
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		2,654,181	85,198,411
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		1,891,417	62,454,967
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		3,001,399	77,556,138
Variable Insurance Products Fund II - VIP Contrafund® Portfolio, Initial Class		425,001	20,663,560	(c)

TOTAL DOMESTIC EQUITY			667,744,863

DOMESTIC FIXED INCOME - 23.8%
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		9,303,084	104,380,606
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		3,860,595	52,203,359
MainStay VP PIMCO Real Return Portfolio, Initial Class		3,216,877	31,068,916
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class		6,362,158	63,939,684

TOTAL DOMESTIC FIXED INCOME			251,592,565

FOREIGN FIXED INCOME - 5.9%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		3,131,812	26,463,814
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		3,526,532	36,358,541

TOTAL FOREIGN FIXED INCOME			62,822,355

FOREIGN EQUITY - 5.7%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares		802,697	36,916,052
Variable Insurance Products Fund - VIP Emerging Markets Portfolio, Initial Class		2,093,419	23,027,605

TOTAL FOREIGN EQUITY			59,943,657

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,050,592,709)			1,042,103,440

	RATE
SHORT-TERM INVESTMENTS - 1.2%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $13,427,869)	0.195%	13,427,869	13,427,869

TOTAL INVESTMENTS - 99.8% (Cost - $1,064,020,578)			1,055,531,309
Other Assets in Excess of Liabilities - 0.2%			1,649,671

TOTAL NET ASSETS - 100.0%			$1,057,180,980

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	Franklin Templeton Model Portfolio Funds 2022 Quarterly Report

FRANKLIN TEMPLETON MODERATE MODEL PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedules of investments (unaudited)	March 31, 2022

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.8%
DOMESTIC EQUITY - 51.1%
American Funds Insurance Series:
Growth Fund, Class 1A		157,167	$18,141,781
Washington Mutual Investors Fundsm, Class 1A		3,055,662	53,779,653
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		666,271	17,889,368
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		630,506	99,437,186
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares		688,663	40,355,675	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,985,961	35,980,645
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		3,767,084	54,345,832	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		1,148,690	17,827,325
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		1,462,130	46,933,932
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		681,697	22,509,783
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		1,557,634	40,249,260
Variable Insurance Products Fund II - VIP Contrafund® Portfolio, Initial Class		368,458	17,914,418	(c)

TOTAL DOMESTIC EQUITY			465,364,858

DOMESTIC FIXED INCOME - 36.7%
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		6,949,724	77,975,905
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		3,327,850	44,999,515
MainStay VP MacKay Convertible Portfolio, Initial Class		2,306,115	40,702,012
MainStay VP MacKay Government Portfolio, Initial Class		1,731,119	17,904,449
MainStay VP PIMCO Real Return Portfolio, Initial Class		2,772,827	26,780,245
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class		12,534,309	125,969,801

TOTAL DOMESTIC FIXED INCOME			334,331,927

FOREIGN FIXED INCOME - 5.9%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		2,699,362	22,809,604
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		3,039,462	31,336,857

TOTAL FOREIGN FIXED INCOME			54,146,461

FOREIGN EQUITY - 5.1%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares		1,011,941	46,539,148

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $908,981,447)			900,382,394

	RATE
SHORT-TERM INVESTMENTS - 0.9%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $8,216,867)	0.195%	8,216,867	8,216,867

TOTAL INVESTMENTS - 99.7% (Cost - $917,198,314)			908,599,261
Other Assets in Excess of Liabilities - 0.3%			2,716,145

TOTAL NET ASSETS - 100.0%			$911,315,406

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2022 Quarterly Report	3

FRANKLIN TEMPLETON MODERATELY CONSERVATIVE MODEL PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedules of investments (unaudited)	March 31, 2022

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.6%
DOMESTIC FIXED INCOME - 46.1%
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		2,705,126	$30,351,517
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		2,621,201	35,444,139
MainStay VP MacKay Convertible Portfolio, Initial Class		633,119	11,174,302
MainStay VP MacKay Government Portfolio, Initial Class		1,292,283	13,365,699
MainStay VP PIMCO Real Return Portfolio, Initial Class		2,194,110	21,190,929
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class		5,025,591	50,507,186

TOTAL DOMESTIC FIXED INCOME			162,033,772

DOMESTIC EQUITY - 39.9%
American Funds Insurance Series:
Growth Fund, Class 1A		64,909	7,492,395
Washington Mutual Investors Fundsm, Class 1A		833,972	14,677,910
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		252,081	39,755,694
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio,
Class I Shares		182,002	10,665,325	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		717,719	13,003,283
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		1,110,240	16,016,876	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		473,420	7,347,335
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		279,881	8,984,097
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		282,384	9,324,370
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		504,145	13,027,114

TOTAL DOMESTIC EQUITY			140,294,399

FOREIGN FIXED INCOME - 10.6%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets
Bond Fund, Class 1		1,430,518	12,087,875
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		2,433,551	25,089,910

TOTAL FOREIGN FIXED INCOME			37,177,785

FOREIGN EQUITY - 2.0%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares		156,989	7,219,920

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $354,767,659)			346,725,876

	RATE
SHORT-TERM INVESTMENTS - 1.5%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $5,257,926)	0.195%	5,257,926	5,257,926

TOTAL INVESTMENTS - 100.1% (Cost - $360,025,585)			351,983,802
Liabilities in Excess of Other Assets - (0.1)%			(251,459)

TOTAL NET ASSETS - 100.0%			$351,732,343

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

4	Franklin Templeton Model Portfolio Funds 2022 Quarterly Report

FRANKLIN TEMPLETON CONSERVATIVE MODEL PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedules of investments (unaudited)	March 31, 2022

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.0%
DOMESTIC FIXED INCOME - 61.3%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund, Class I		885,439	$6,375,162
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		1,663,527	18,664,777
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,727,698	23,362,099
MainStay VP MacKay Government Portfolio, Initial Class		1,045,092	10,809,077
MainStay VP PIMCO Real Return Portfolio, Initial Class		1,591,642	15,372,232
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class		2,316,333	23,279,146

TOTAL DOMESTIC FIXED INCOME			97,862,493

DOMESTIC EQUITY - 21.5%
American Funds Insurance Series, Washington Mutual Investors Fundsm, Class 1A		187,909	3,307,197
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		112,697	17,773,514
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		341,303	6,183,554
MainStay VP Small Cap Growth Portfolio, Initial Class		221,781	3,441,975
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		143,365	3,704,549

TOTAL DOMESTIC EQUITY			34,410,789

FOREIGN FIXED INCOME - 16.2%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		855,449	7,228,548
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		1,807,230	18,632,542

TOTAL FOREIGN FIXED INCOME			25,861,090

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $166,273,620)			158,134,372

	RATE
SHORT-TERM INVESTMENTS - 0.8%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $1,331,069)	0.195%	1,331,069	1,331,069

TOTAL INVESTMENTS - 99.8% (Cost - $167,604,689)			159,465,441
Other Assets in Excess of Liabilities - 0.2%			282,302

TOTAL NET ASSETS - 100.0%			$159,747,743

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2022 Quarterly Report	5

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Templeton Aggressive Model Portfolio (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (“Conservative Model Portfolio”) (collectively, the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Resources, Inc. (“Franklin Resources”) and funds managed by Franklin Resources affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net

6

Notes to Schedules of Investments (unaudited) (cont’d)

asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Aggressive Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$96,601,368	$133,504,229	—	$230,105,597
Other Investments in Underlying Funds	62,321,563	—	—	62,321,563

Total Long-Term Investments	158,922,931	133,504,229	—	292,427,160

Short-Term Investments†	3,897,535	—	—	3,897,535

Total Investments	$162,820,466	$133,504,229	—	$296,324,695

† See Schedule of Investments for additional detailed categorizations.

Moderately Aggressive Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$296,667,813	$371,077,050	—	$667,744,863
Domestic Fixed Income	168,320,290	83,272,275	—	251,592,565
Other Investments in Underlying Funds	122,766,012	—	—	122,766,012

Total Long-Term Investments	587,754,115	454,349,325	—	1,042,103,440

Short-Term Investments†	13,427,869	—	—	13,427,869

Total Investments	$601,181,984	$454,349,325	—	$1,055,531,309

† See Schedule of Investments for additional detailed categorizations.

7

Notes to Schedules of Investments (unaudited) (cont’d)

Moderate Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$215,845,907	$249,518,951	—	$465,364,858
Domestic Fixed Income	203,945,706	130,386,221	—	334,331,927
Other Investments in Underlying Funds	100,685,609	—	—	100,685,609

Total Long-Term Investments	520,477,222	379,905,172	—	900,382,394

Short-Term Investments†	8,216,867	—	—	8,216,867

Total Investments	$528,694,089	$379,905,172	—	$908,599,261

† See Schedule of Investments for additional detailed categorizations.

Moderately Conservative Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$63,448,133	$76,846,266	—	$140,294,399
Domestic Fixed Income	80,858,703	81,175,069	—	162,033,772
Other Investments in Underlying Funds	44,397,705	—	—	44,397,705

Total Long-Term Investments	188,704,541	158,021,335	—	346,725,876

Short-Term Investments†	5,257,926	—	—	5,257,926

Total Investments	$193,962,467	$158,021,335	—	$351,983,802

† See Schedule of Investments for additional detailed categorizations.

Conservative Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$21,478,063	$12,932,726	—	$34,410,789
Domestic Fixed Income	48,319,085	49,543,408	—	97,862,493
Foreign Fixed Income	25,861,090	—	—	25,861,090

Total Long-Term Investments	95,658,238	62,476,134	—	158,134,372

Short-Term Investments†	1,331,069	—	—	1,331,069

Total Investments	$96,989,307	$62,476,134	—	$159,465,441

† See Schedule of Investments for additional detailed categorizations.

8

Notes to Schedules of Investments (unaudited) (cont’d)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2022. The following transactions were effected in such Underlying Funds for the period ended March 31, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Aggressive Model Portfolio

		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$14,889,965	$2,435,000	41,976	—	—	—	—	—	—	$(584,466)	$16,740,499

	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Moderately Aggressive Model Portfolio

		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$55,620,849	$6,175,000	106,401	—	—	—	—	—	—	$(2,215,714)	$59,580,135

	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Moderate Model Portfolio

		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$38,510,025	$3,400,000	58,384	—	—	—	—	—	—	$(1,554,350)	$40,355,675

Moderately Conservative Model Portfolio	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022

		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$9,860,479	$1,174,999	20,619	—	—	—	—	—	—	$(370,153)	$10,665,325

9